OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Prepaid expenses	$ 136	$ 61
Current maturities of long-term receivable (see Note 3)	73	157
Government authorities	7	53
Other accounts receivable and prepaid expenses	$ 216	$ 271